OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Government authorities	$ 15	$ 27
Prepaid expenses	376	175
Others	8	34
Total	$ 399	$ 236